Regulatory Assets and Liabilities - Summary of Regulatory Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Regulatory Assets and Liabilities [Line Items]
Total regulatory assets, net	$ 311,525	$ 300,087	$ 307,374
Postretirement costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	17,399	16,902	19,387
Financing costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	7,935	7,849	8,279
Fair value of long-term debt
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	127,977	125,105	138,701
Debt issuance costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	5,665	5,504	6,252
TCJA
Regulatory Assets and Liabilities [Line Items]
Regulatory liabilities	(375,000)		(375,000)	$ (348,600)
Cleco Power
Regulatory Assets and Liabilities [Line Items]
Regulatory liabilities	(4,700)
Regulatory assets	1,000
Total regulatory assets, net	152,549	144,727	134,755
Cleco Power | Mining costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	0		1,274
Cleco Power | Interest costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	3,958	3,896	4,208
Cleco Power | AROs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	3,668	3,815	3,099
Cleco Power | Postretirement costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	151,543	147,889	140,245
Cleco Power | Tree trimming costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	11,341	11,384	9,069
Cleco Power | Training costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 6,241	6,202	6,396
REMAINING RECOVERY PERIOD (YRS.)	40 years
Cleco Power | Surcredits, net
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 145	72	289
Cleco Power | AMI deferred revenue requirement
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 3,136	3,000	3,681
REMAINING RECOVERY PERIOD (YRS.)	6 years
Cleco Power | Emergency declarations
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 1,349	948	2,980
Cleco Power | Production operations and maintenance expenses
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	7,985	6,756	12,245
Cleco Power | AFUDC equity gross-up
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	72,766	71,992	71,952
Cleco Power | Acquisition costs or Transaction costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 2,124	2,098	2,230
REMAINING RECOVERY PERIOD (YRS.)	20 years
Cleco Power | Acquisition costs or Transaction costs | Natural Gas Processing Plant
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 906	899	938
REMAINING RECOVERY PERIOD (YRS.)	29 years 6 months
Cleco Power | Financing costs
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	$ 7,554	7,461	7,923
Cleco Power | Corporate franchise tax, net
Regulatory Assets and Liabilities [Line Items]
Regulatory liabilities	(1,145)
Regulatory assets			1,416
Cleco Power | Non-service cost of postretirement benefits
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	6,739	7,551	4,629
Cleco Power | Energy efficiency
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	2,820	2,820	2,585
Cleco Power | Accumulated deferred fuel
Regulatory Assets and Liabilities [Line Items]
Regulatory assets	22,910	16,353	20,112
Cleco Power | Other, net
Regulatory Assets and Liabilities [Line Items]
Regulatory liabilities	(4,543)		(4,979)
Cleco Power | Total regulatory (liabilities) assets - deferred taxes, net
Regulatory Assets and Liabilities [Line Items]
Regulatory liabilities	$ (146,948)	$ (146,225)	$ (155,537)